Financial Liabilities - Revenue Purchase and Sale Agreement - Classification on the condensed consolidated balance sheet (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Royalty participation liability, current	$ 1,148
Royalty participation liability, non-current	27,595
Derivative liabilities, Fair Value	13,620
Revenue Purchase and Sale Agreement
Debt Instrument [Line Items]
Royalty participation liability, current	1,148
Royalty participation liability, non-current	27,595
Net carrying value	$ 28,743